Aggregate Amortized Cost and Fair Value of AFS by Contractual Maturity (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis	$ 4,911,736	$ 4,779,077
Available For Sale Securities	5,084,201	5,009,823
Equity Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis	6,507	6,594
Available For Sale Securities	7,406	6,916
Within One Year From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis	472,845
Available For Sale Securities	480,518
More Than One And Within Five Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis	219,424
Available For Sale Securities	224,555
More Than Five And Within Ten Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis	601,567
Available For Sale Securities	615,878
More Than Ten Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis	3,611,393
Available For Sale Securities	3,755,844
Subtotal Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis	4,905,229
Available For Sale Securities	$ 5,076,795